EQUITY ISSUANCES - SCHEDULE OF MOVEMENT IN THE NUMBER OF COMMON UNITS AND GENERAL PARTNER UNITS (Details) - shares	1 Months Ended	6 Months Ended
	Feb. 28, 2017	Jun. 30, 2017
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
February 2017 offering (in shares)	5,175,000
Common Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Common Units, beginning balance (in shares)		64,073,291
February 2017 offering (in shares)		5,175,000
Common Units, ending balance (in shares)		69,248,291
GP Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
GP Units, beginning balance (in shares)		1,318,517
February 2017 offering (in shares)		94,714
GP Units, ending balance (in shares)		1,413,231